Related parties (Details)	12 Months Ended
Mar. 31, 2019 USD ($)
Related Party Transaction [Line Items]
Amounts due to a related party	$ 0
Management [Member]
Related Party Transaction [Line Items]
Equity method investment, ownership percentage	32.30%
Transactions with related parties	$ 0
Amounts due to a related party	$ 0